CONDENSED INTERIM CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
REVENUES	$ 6,125	$ 6,796
COST OF REVENUES	2,669	2,573
GROSS PROFIT	3,456	4,223
OPERATING EXPENSES
Research and development, net	1,246	987
Sales and marketing	747	973
General and administration	1,806	1,453
Other expenses (income)	0	45
Total operating expenses	3,799	3,458
OPERATING (LOSS) INCOME	(343)	765
FINANCIAL EXPENSES (INCOME), NET	1,919	1,141
LOSS BEFORE INCOME TAX	(2,262)	(376)
INCOME TAX BENEFIT	(5)	0
NET LOSS FOR THE PERIOD	$ (2,267)	$ (376)
NET LOSS PER SHARE
Basic	$ (0.09)	$ (0.02)
Diluted	$ (0.09)	$ (0.02)
Weighted average number of ordinary shares used in computing basic net loss per share	25,882,526	16,214,228
Weighted average number of ordinary shares used in computing diluted net loss per share	25,882,526	16,214,228